SEGMENT INFORMATION - Information about reportable segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Revenue	$ 472,672	$ 425,772	$ 433,893
Segment operating profit/(loss)	9,240	5,755	7,552
Depreciation and amortization (including depreciation from right of use assets)	(6,086)	(6,211)	(5,835)
Net impairment loss on financial and contract assets	(585)	(4,640)	(508)
Finance income	208	205	120
Interest expense	(2,168)	(2,399)	(1,488)
Income tax (expense)/benefit	(2,809)	(162)	(2,808)
Capital expenditure	4,271	4,294	3,808
External customers
Disclosure Of Operating Segments [Line Items]
Revenue	472,672	425,772	433,893
Inter-segment
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Cost of sales and selling expenses (excluding depreciation and amortization)	444,824	405,231	411,099
North Asia
Disclosure Of Operating Segments [Line Items]
Revenue	72,608	58,649	77,329
Thailand
Disclosure Of Operating Segments [Line Items]
Revenue	172,793	166,925	171,841
ROW
Disclosure Of Operating Segments [Line Items]
Revenue	227,271	200,198	184,723
Segment operating profit/(loss)
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	11,886	8,303	10,645
Depreciation and amortization (including depreciation from right of use assets)	(6,005)	(6,132)	(5,753)
Net impairment loss on financial and contract assets	(585)	(4,640)
Finance income	204	200	119
Interest expense	(2,166)	(2,395)	(1,486)
Income tax (expense)/benefit	(2,424)	(645)	(2,753)
Capital expenditure	4,257	4,291	3,807
Segment operating profit/(loss) | External customers
Disclosure Of Operating Segments [Line Items]
Revenue	472,672	425,772	433,893
Segment operating profit/(loss) | Inter-segment
Disclosure Of Operating Segments [Line Items]
Revenue	0	8	(5)
Cost of sales and selling expenses (excluding depreciation and amortization)	444,824	405,231	411,099
Segment operating profit/(loss) | North Asia
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	(445)	1,794	241
Depreciation and amortization (including depreciation from right of use assets)	(1,509)	(1,506)	(1,247)
Net impairment loss on financial and contract assets	(91)	(10)
Finance income	77	103	68
Interest expense	(20)	(30)	(91)
Income tax (expense)/benefit	(35)	26	(354)
Capital expenditure	868	1,952	1,486
Segment operating profit/(loss) | North Asia | External customers
Disclosure Of Operating Segments [Line Items]
Revenue	72,608	58,649	77,329
Segment operating profit/(loss) | North Asia | Inter-segment
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Cost of sales and selling expenses (excluding depreciation and amortization)	68,554	55,341	75,253
Segment operating profit/(loss) | Thailand
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	7,134	(2,119)	2,636
Depreciation and amortization (including depreciation from right of use assets)	(3,049)	(3,202)	(3,058)
Net impairment loss on financial and contract assets	(552)	(4,530)
Finance income	93	86	49
Interest expense	(1,242)	(1,590)	(787)
Income tax (expense)/benefit	(1,036)	(39)	(420)
Capital expenditure	2,799	1,629	1,780
Segment operating profit/(loss) | Thailand | External customers
Disclosure Of Operating Segments [Line Items]
Revenue	172,793	166,925	171,841
Segment operating profit/(loss) | Thailand | Inter-segment
Disclosure Of Operating Segments [Line Items]
Revenue	0	8	(5)
Cost of sales and selling expenses (excluding depreciation and amortization)	160,784	164,712	164,504
Segment operating profit/(loss) | ROW
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	5,197	8,628	7,768
Depreciation and amortization (including depreciation from right of use assets)	(1,447)	(1,424)	(1,448)
Net impairment loss on financial and contract assets	58	(100)
Finance income	34	11	2
Interest expense	(904)	(775)	(608)
Income tax (expense)/benefit	(1,353)	(632)	(1,979)
Capital expenditure	590	710	541
Segment operating profit/(loss) | ROW | External customers
Disclosure Of Operating Segments [Line Items]
Revenue	227,271	200,198	184,723
Segment operating profit/(loss) | ROW | Inter-segment
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Cost of sales and selling expenses (excluding depreciation and amortization)	215,486	185,178	171,341
Corporate expense adjustments and eliminations
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	(2,646)	(2,548)	(3,093)
Depreciation and amortization (including depreciation from right of use assets)	(81)	(79)	(82)
Net impairment loss on financial and contract assets	0	0
Finance income	4	5	1
Interest expense	(2)	(4)	(2)
Income tax (expense)/benefit	(385)	483	(55)
Capital expenditure	14	3	1
Corporate expense adjustments and eliminations | External customers
Disclosure Of Operating Segments [Line Items]
Revenue	0	0	0
Corporate expense adjustments and eliminations | Inter-segment
Disclosure Of Operating Segments [Line Items]
Revenue	0	(8)	5
Cost of sales and selling expenses (excluding depreciation and amortization)	$ 0	$ 0	$ 0